OTHER OPERATING EXPENSE (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Operating Expenses [Abstract]
Depreciation and amortization	$ 28,647	$ 18,622	$ 83,926	$ 50,233	$ 66,323	$ 47,586
Travel expenses	96,910	3,715	149,052	18,329	27,412	27,690
Entertainment expenses	22,371	19,240	54,098	54,535	66,685	79,965
Decoration expenses						31,990
Promotion expenses					25,433	27,230
Legal and consulting expenses	107,686	7,509	286,964	20,514	239,948	30,009
Car expenses					83,805	72,509
Bank charges	96,800	67,953	296,235	184,834	266,140	39,085
Audit-related expense	57,411	116,843	211,717	183,361	205,554
Other expenses	170,408	12,460	368,611	257,068	130,630	124,523
Total	$ 580,233	$ 246,342	$ 1,450,603	$ 768,874	$ 1,111,930	$ 480,587